Debt & Non-recourse debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Outstanding Borrowings

The following table details our outstanding non-recourse debt balance and its associated interest rates:

	September 30,	December 31,
($ in millions)	2017	2016
Non-recourse debt(1)
Timeshare Facility with an average rate of 2.54%, due 2019	$129	$450
Securitized Debt with an average rate of 2.43%, due 2028	489	246

	618	696
Less: unamortized deferred financing costs(2)	(6)	(2)

	$612	$694

(1)	For the nine months ended September 30, 2017 and year ended December 31, 2016, weighted average interest rates were 2.453 percent and 1.946 percent, respectively.
(2)	Amount relates to Securitized Debt only and does not include deferred financing costs of $2 million as of September 30, 2017 and $3 million as of December 31, 2016, relating to our Timeshare Facility included in Other Assets in our condensed consolidated balance sheets.

The following table details our outstanding debt balance and its associated interest rates:

	September 30,	December 31,
($ in millions)	2017	2016
Debt(1)
Senior secured credit facilities:
Term loan with an average rate of 3.48%, due 2021	$193	$200
Senior notes with a rate of 6.125%, due 2024	300	300

	493	500
Less: unamortized deferred financing costs and discount(2)(3)	(9)	(10)

	$484	$490

(1)	For the nine months ended September 30, 2017 and year ended December 31, 2016, weighted average interest rates were 5.092 percent and 4.851 percent, respectively.
(2)	Amount includes deferred financing costs of $2 million and $7 million as of September 30, 2017 and $2 million and $8 million as of December 31, 2016, relating to our term loan and senior notes, respectively.
(3)	Amount does not include deferred financing costs of $2 million as of September 30, 2017 and December 31, 2016, relating to our revolving facility included in Other Assets in our condensed consolidated balance sheets.

The Company’s outstanding borrowings as of December 31, 2016, were as follows:

	Principal Amount Outstanding	Deferred Financing Costs (2)	Carrying Value
($ in millions)
Debt (1)
Senior secured credit facilities:
Term loans with an average rate of 2.94%, due 2021	$200	$(2)	$198
Senior notes with a rate of 6.125%, due 2024	300	(8)	292

Non-recourse debt (1)
Timeshare Facility with an average rate of 1.93%, due 2019	450	—	450
Securitized Debt with an average rate of 1.97%, due 2026	246	(2)	244

	$1,196	$(12)	$1,184

(1)	For the year ended December 31, 2016, weighted average interest rate was 4.851 percent and 1.946 percent for debt and non-recourse debt, respectively.
(2)	Amount does not include deferred financing costs of $5 million relating to our Revolving Facility and Timeshare Facility included in Other Assets in our consolidated balance sheets.

Schedule of contractual maturities of debt

The contractual maturities of our debt and non-recourse debt as of September 30, 2017 were as follows:

($ in millions)	Debt	Non-recourse Debt	Total
Year
2017 (remaining)	$3	$30	$33
2018	10	134	144
2019	10	228	238
2020	10	120	130
2021	160	32	192
Thereafter	300	74	374

	$493	$618	$1,111

The contractual maturities of our debt and non-recourse debt as of December 31, 2016 were as follows:

($ in millions)	Debt	Non-recourse Debt	Total
Year
2017	$10	$74	$84
2018	10	50	60
2019	10	486	496
2020	10	47	57
2021	160	39	199
Thereafter	300	—	300

	$500	$696	$1,196